Jack-up rigs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Jack Up Rigs [Roll Forward]
Opening balance as of January 1,	$ 2,824.6	$ 2,683.3
Additions	23.8	37.4
Depreciation	(117.6)	(116.0)
Transfers from newbuildings (note 14)	0.0	312.7
Disposals (note 6)	0.0	(6.5)
Reclassification to asset held for sale	0.0	(9.2)
Impairment	0.0	(77.1)
Ending balance as of December 31,	$ 2,730.8	$ 2,824.6